Related party transactions - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Monitoring fee	€ 218	€ 709	€ 776
Non-convertible equity certificates	0	4,891	4,494
Non-Convertible Preferred Equity Certificates | Executive Committee Members
Disclosure of transactions between related parties [line items]
Nominal value of NC-PECs, including accrued interest	1,900
Global Blue Management Equity Plan | Senior Management
Disclosure of transactions between related parties [line items]
Non-convertible equity certificates	3,000
Entities with significant influence over entity
Disclosure of transactions between related parties [line items]
Monitoring fee	€ (950)	€ 460	€ 700